Changes in Accounting Policies	12 Months Ended
Jan. 31, 2020
Changes In Accounting Policies
Changes in Accounting Policies

3	Changes in accounting policies

(a)	IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires:

●	The Group to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;
●	The Group to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and
●	if it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty.

The Group has adopted IFRIC 23 as at February 1, 2019. The adoption has not resulted in any material impacts to the financial report.

(b)	IFRS 16 - Leases

This note explains the impact of the adoption of IFRS 16 Leases on the Group’s financial statements and discloses the new accounting policies that have been applied from 1 February 2019, where they are different to those applied in prior periods. As permitted under IFRS 16 paragraph 6, the Company has elected not to recognise leases that are less than 1 year in length or are for a low value asset (<$5k) on the balance sheet. The Company has applied a single discount rate to the assets with similar characteristics and used hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Group has adopted IFRS 16 from 1 February 2019. The standard replaces IAS 17 ‘Leases’ and IFRIC 4 ‘Determining whether an Arrangement Contains a Lease’ and for lessees eliminates the classifications of operating leases and finance leases. Straight-line operating lease expense recognition is replaced with a depreciation charge for the right-of-use assets (included in operating costs) and an interest expense on the recognised lease liabilities (included in finance costs). In the earlier periods of the lease, the expenses associated with the lease under IFRS 16 will be higher when compared to lease expenses under IAS 17. However, EBITDA (Earnings Before Interest, Tax, Depletion, Depreciation and Amortisation) results improve as the operating expense is now replaced by interest expense and depreciation in profit or loss. For classification within the statement of cash flows, the interest portion is disclosed in operating activities and the principal portion of the lease payments are separately disclosed in financing activities. For lessor accounting, the standard does not substantially change how a lessor accounts for leases.

Right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the Group expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

Lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the consolidated entity’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Impact of the adoption of IFRS 16 on the financial position as at 1 February 2019:

IFRS 16 was adopted without restating comparative information using the modified retrospective approach. The reclassifications and the adjustments arising from IFRS 16 are therefore not reflected in the restated statement of financial position as at 31 January 2019 but are recognised in the statement of financial position on 1 February 2019.

1 February 2019
$’000
Right-of-use assets	26,158
Lease contribution provision	1,102
Lease liabilities	(27,899)
Net reduction in retained earnings	639